Consolidated Statement of Operations - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Consolidated Statement of Operations
Revenues	€ 478,053	€ 834,901	[1]	€ 278,666	[1]
Other income	52,207	50,896	[1]	29,000	[1]
Total revenues and other income	530,260	885,797	[1]	307,666	[1]
Research and development expenses	(523,667)	(420,090)	[1]	(316,222)	[1]
Sales and marketing expenses	(66,468)	(24,577)	[1]	(4,146)	[1]
General and administrative expenses	(118,757)	(72,382)	[1]	(34,377)	[1]
Total operating expenses	(708,892)	(517,049)	[1]	(354,746)	[1]
Operating income/loss (-)	(178,632)	368,748	[1]	(47,080)	[1]
Fair value re-measurement of share subscription agreement and warrants	3,034	(181,644)	[1]	0	[1]
Other financial income	18,667	21,389	[1]	18,264	[1]
Other financial expenses	(152,844)	(59,968)	[1]	(2,602)	[1]
Income/loss (-) before tax	(309,775)	148,525	[1]	(31,417)	[1]
Income taxes	(1,226)	165	[1]	(822)	[1]
Net income/loss (-) from continuing operations	(311,001)	148,689	[1]	(32,240)	[1]
Net income from discontinued operations, net of tax	5,565	1,156	[1]	2,981	[1]
Net income/loss (-)	(305,436)	149,845	[1],[2]	(29,259)	[1],[2]
Net income/loss (-) attributable to:
Owners of the parent	€ (305,436)	€ 149,845	[1]	€ (29,259)	[1]
Basic income/loss (-) per share	€ (4.69)	€ 2.60	[1]	€ (0.56)	[1]
Diluted income/loss (-) per share	(4.69)	2.49	[1]	(0.56)	[1]
Basic income/loss (-) per share from continuing operations	(4.78)	2.58	[1]	(0.62)	[1]
Diluted income/loss (-) per share from continuing operations	€ (4.78)	€ 2.47	[1]	€ (0.62)	[1]
Weighted average number of shares - Basic (in '000 shares)	65,075	57,614		52,113

[1]	The 2019 and 2018 comparatives have been restated to consider the impact of classifiying the Fidelta business as discontinued opearations in 2020.
[2]	The 2019 and 2018 comparatives have been restated to consider the impact of classifiying the Fidelta business as discontinued operations in 2020.